Property, Equipment and Capitalized Software	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Property, Plant and Equipment [Line Items]
Property, Equipment and Capitalized Software
Property, Equipment and Capitalized Software

Property, equipment and capitalized software consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Leasehold improvements	$26,010	$28,433	$29,791
Computer equipment	24,809	31,147	34,282
Software	18,471	19,425	19,744
Furniture and fixtures	8,091	8,320	8,375
Machinery and equipment	2,625	2,625	2,625
Land	1,780	1,780	1,780
Other equipment	1,040	1,375	1,500
Construction in progress	4,204	5,347	1,374
Total	87,030	98,452	99,471
Less accumulated depreciation and amortization	(51,864)	(62,601)	(65,328)
Property, equipment, and capitalized software	$35,166	$35,851	$34,143

Property and equipment are recorded at cost, and the balances are presented net of accumulated depreciation. The cost of software purchased or internally developed is capitalized, as appropriate.

Depreciation is calculated using the straight‑line method over the estimated useful lives of the assets. Maintenance and repairs are charged to expense as incurred. Depreciation expense was $10.8 million, $11.4 million, and $11.5 million for the years ended December 31, 2015, 2016 and 2017, respectively. Depreciation and amortization expense for the three months ended March 31, 2017 and March 30, 2018 was $3.0 million and $2.8 million, respectively.